Supplemental Guarantor Information - Parent Guarantee (Narratives) (Details) (Parent Guarantee [Member], Senior Notes, maturing in fiscal 2012 [Member], USD $) In Millions, unless otherwise specified	Jul. 02, 2011
Parent Guarantee [Member] | Senior Notes, maturing in fiscal 2012 [Member]
Face value of debt instrument	$ 200.0
Interest rate on debt instrument	6.10%